Insurance business	6 Months Ended
Jun. 30, 2026
Insurance business [Abstract]
Insurance business	Note 5: Insurance business

	Half-year to 30 Jun 2026 £m	Half-year to 30 Jun 2025 £m	Half-year to 31 Dec 2025 £m

Insurance revenue
Amounts relating to the changes in liabilities for remaining coverage:
CSM recognised for services provided	196	392	198
Change in risk adjustments for non-financial risk for risk expired	27	24	25
Expected claims and other insurance services expenses	795	959	771
Charges to funds in respect of policyholder tax and other	104	66	134
	1,122	1,441	1,128
Recovery of insurance acquisition cash flows	67	56	61
Total life	1,189	1,497	1,189
Total non-life	377	370	382
Total Insurance revenue	1,566	1,867	1,571
Insurance service expense
Incurred claims and other directly attributable expenses	(791)	(977)	(772)
Changes that relate to past service: adjustment to liabilities for incurred claims	(2)	1	(1)
Changes that relate to future service: (losses) reversal of losses on onerous contracts	(72)	(86)	2
Amortisation of insurance acquisition cash flows	(67)	(56)	(61)
Total life	(932)	(1,118)	(832)
Total non-life	(319)	(291)	(302)
Total Insurance service expense	(1,251)	(1,409)	(1,134)
Net expense from reinsurance contracts held	(17)	(28)	(111)
Insurance service result	298	430	326
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 5: Insurance business (continued)

	Half-year to 30 June 2026
	Life £m	Non-life £m	Total £m

Net gains on financial assets and liabilities at fair value through profit or loss	9,670	17	9,687
Foreign exchange	201	–	201
Investment property gains	–	–	–
Net investment return on assets held to back insurance and participating investment contracts[1]	9,871	17	9,888
Net investment return on assets held to back third party interests in consolidated funds			1,165
Net investment return on assets held to back non-participating investment contracts			5,099
Net investment return on assets held to back insurance and investment contracts			16,152

Net finance expense from insurance and participating investment contracts	(9,429)	(2)	(9,431)
Net finance expense from reinsurance contracts held	(2)	–	(2)
Net finance expense from insurance, participating investment and reinsurance contracts	(9,431)	(2)	(9,433)
Movement in third party interests in consolidated funds			(1,124)
Change in non-participating investment contracts			(5,403)
Net finance expense in respect of insurance and investment contracts			(15,960)
Net investment return and finance result in respect of insurance and investment contracts			192

	Half-year to 30 June 2025
	Life £m	Non-life £m	Total £m

Net gains on financial assets and liabilities at fair value through profit or loss	3,520	17	3,537
Foreign exchange	140	–	140
Investment property gains	1	–	1
Net investment return on assets held to back insurance and participating investment contracts[1]	3,661	17	3,678
Net investment return on assets held to back third party interests in consolidated funds			703
Net investment return on assets held to back non-participating investment contracts			935
Net investment return on assets held to back insurance and investment contracts			5,316

Net finance expense from insurance and participating investment contracts	(3,532)	(3)	(3,535)
Net finance income from reinsurance contracts held	23	–	23
Net finance expense from insurance, participating investment and reinsurance contracts	(3,509)	(3)	(3,512)
Movement in third party interests in consolidated funds			(634)
Change in non-participating investment contracts			(1,171)
Net finance expense in respect of insurance and investment contracts			(5,317)
Net investment return and finance result in respect of insurance and investment contracts			(1)
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 5: Insurance business (continued)

	Half-year to 31 December 2025
	Life £m	Non-life £m	Total £m

Net gains on financial assets and liabilities at fair value through profit or loss	11,888	17	11,905
Foreign exchange	(182)	–	(182)
Investment property losses	(5)	–	(5)
Net investment return on assets held to back insurance and participating investment contracts[1]	11,701	17	11,718
Net investment return on assets held to back third party interests in consolidated funds			1,351
Net investment return on assets held to back non-participating investment contracts			5,459
Net investment return on assets held to back insurance and investment contracts			18,528

Net finance expense from insurance and participating investment contracts	(11,805)	(11)	(11,816)
Net finance expense from reinsurance contracts held	31	–	31
Net finance expense from insurance, participating investment and reinsurance contracts	(11,774)	(11)	(11,785)
Movement in third party interests in consolidated funds			(1,320)
Change in non-participating investment contracts			(5,622)
Net finance expense in respect of insurance and investment contracts			(18,727)
Net investment return and finance result in respect of insurance and investment contracts			(199)
[1]Includes income of £9,890 million (half-year to 30 June 2025: £3,426 million; half-year to 31 December 2025: £11,583 million) in respect of unit-linked and with-profit contracts measured applying the variable fee approach. The assets generating the investment return held to back insurance contracts and participating investment contracts are carried at fair value on the
Group’s balance sheet.

At 30 June 2026	Present value of future cash flows £m	Risk adjustment £m	Contractual service margin £m	Other £m	Total £m

Insurance contract assets	290	(66)	(83)	–	141
Liabilities arising from insurance contracts and participating investment contracts[1]	(138,407)	(949)	(4,245)	–	(143,601)
Net liability	(138,117)	(1,015)	(4,328)	–	(143,460)
Insurance acquisition assets	–	–	–	35	35
Insurance and participating investment contracts net liability	(138,117)	(1,015)	(4,328)	35	(143,425)

At 31 December 2025
Insurance contract assets	248	(59)	(76)	–	113
Liabilities arising from insurance contracts and participating investment contracts[1]	(130,099)	(910)	(4,309)	–	(135,318)
Net liability	(129,851)	(969)	(4,385)	–	(135,205)
Insurance acquisition assets	–	–	–	34	34
Insurance and participating investment contracts net liability	(129,851)	(969)	(4,385)	34	(135,171)
[1]Excluding insurance acquisition assets.